Investments in Joint Ventures (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2013	Oct. 04, 2006
Investments in Joint Ventures	$ 22,901	$ 13,406	$ 23,854
Total Assets of the Partnership	115,545	29,438	110,029
Net loss of the Partnership	(1,454)	(2,099)	(1,273)
Company's share of Net Loss of the Partnership	(1,119)	(1,598)	(978)	$ (145)
Cash	1,062		352
Cash held in escrow	88		13
Amortizable Debt costs			1,179
Investments in real estate, net	114,395		108,485
Other liabilities	6,396		5,222
Long-term debt	69,042		63,495
Capital - FRP	22,901	13,406	23,854
Capital - Third parties	17,206		17,458
Rental revenue	6,328	30,385	24,457	23,410
Total liabilities and capital	115,545		110,029
Revenue - reimbursements	1,327	5,653	5,557	5,237
Total revenues	9,512	43,191	37,457	34,646
Operating expenses	994	5,621	4,624	4,609
Depreciation and depletion	2,171	14,591	8,288	7,533
Property taxes	$ 1,089	$ 5,024	$ 4,475	4,443
Riverfront I Joint Venture
Ownership percent	77.14%	0.00%	77.14%			77.14%
Investments in Joint Ventures	$ 10,151	$ 0	$ 11,261		$ 8,583
Total Assets of the Partnership	90,420	0	85,106
Net loss of the Partnership	(1,446)	(2,019)	(1,193)
Company's share of Net Loss of the Partnership	(1,115)	(1,558)	(938)
Cash	1,023		297
Cash held in escrow	88		13
Amortizable Debt costs			1,179
Investments in real estate, net	89,309		83,617
Other liabilities	6,348		5,140
Long-term debt	69,042		63,495
Capital - FRP	10,151	0	11,261		8,583
Capital - Third parties	4,879		5,210		$ 4,418
Rental revenue	759	3,053	127	0
Total liabilities and capital	90,420		85,106
Revenue - reimbursements	19	33	0	0
Total revenues	778	3,086	127	0
Operating expenses	562	1,096	741	108
Depreciation and depletion	819	1,958	258	0
Property taxes	199	459	41
Cost of operations	1,580	3,513	1,040	108
Operating profit	(802)	(427)	(913)	(108)
Interest expense	$ (644)	$ (1,592)	$ (280)	$ 0
Brooksville Joint Venture
Ownership percent	50.00%	50.00%	50.00%				50.00%
Investments in Joint Ventures	$ 7,522	$ 7,516	$ 7,496
Total Assets of the Partnership	14,341	14,411	14,350
Net loss of the Partnership	(8)	(80)	(80)
Company's share of Net Loss of the Partnership	(4)	(40)	(40)
Cash	18		35
Cash held in escrow	0		0
Investments in real estate, net	14,323		14,315
Other liabilities	1		65
Long-term debt	0		0
Capital - FRP	7,522	$ 7,516	7,496
Capital - Third parties	6,818		6,789
Total liabilities and capital	$ 14,341		$ 14,350
BC FRP Realty, LLC
Ownership percent	50.00%	50.00%	50.00%
Investments in Joint Ventures	$ 5,228	$ 5,890	$ 5,097
Total Assets of the Partnership	10,784	15,027	10,573
Net loss of the Partnership	0	0	0
Company's share of Net Loss of the Partnership	0	0	0
Cash	21		20
Cash held in escrow	0		0
Investments in real estate, net	10,763		10,553
Other liabilities	47		17
Long-term debt	0		0
Capital - FRP	5,228	$ 5,890	5,097
Capital - Third parties	5,509		5,459
Total liabilities and capital	$ 10,784		$ 10,573